Merger Agreement with Tempur-Pedic International (Details) (Tempur-Pedic International Inc., USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 02, 2012	Sep. 26, 2012
Tempur-Pedic International Inc.
Merger Agreement with Tempur-Pedic International
Merger consideration (in dollars per share)		$ 2.20
Minimum percentage of stock of the entity that may be acquired by the third party	20.00%
Minimum percentage of consolidated assets or revenues of the entity that may be acquired by the third party	20.00%
Break-up fee the acquirer is entitled to if agreement is terminated by either party to the merger	$ 25.0
Reverse break-up fee to be paid by the acquirer to the Company, first option	90.0
Reverse break-up fee to be paid by the acquirer to the Company, second option	$ 40.0